Filed Pursuant to Rule 497(k)
1933 Act File No. 033-21718
1940 Act File No. 811-05549

Reynolds Blue Chip Growth Fund (RBCGX)
a portfolio of Reynolds Funds, Inc.
(the “Fund”)

May 28, 2025

Supplement to the
Summary Prospectus
dated January 31, 2025

Effective June 2, 2025, the mailing address for the Fund has changed. Going forward, please send written requests to obtain Fund documentation, or to purchase or redeem shares of the Fund to:

Regular Mail:
Reynolds Blue Chip Growth Fund
c/o U.S. Bank Global Fund Services
PO Box 219252
Kansas City, MO 64121-9252

Overnight Delivery:
Reynolds Blue Chip Growth Fund
c/o U.S. Bank Global Fund Services
801 Pennsylvania Ave, Suite 219252
Kansas City, MO 64105-1307

Please retain this Supplement with your Summary Prospectus for future reference.